EMPLOYEE BENEFIT PLANS	3 Months Ended
Mar. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
Components of Net Periodic Benefit Cost (Income)
The components of net periodic benefit cost (income) for Dole’s U.S. and international pension plans and other postretirement benefit (“OPRB”) plans were as follows:

	U.S. Pension Plans		International Pension Plans		OPRB Plans
	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023

	(U.S. Dollars in thousands)
Service cost	$51	$53	$1,295	$1,294	$—	$—
Interest cost	2,110	2,231	2,952	2,910	178	173
Expected return on plan assets	(2,998)	(3,307)	(2,082)	(2,048)	—	—
Amortization of:
Net (gain) loss	(26)	(145)	(324)	(531)	16	(77)
Prior service benefit	—	—	(164)	(158)	—	—
Curtailments, settlements and terminations, net	—	—	(39)	1,621	—	—
Foreign exchange impact and other	—	—	23	(46)	—	—
Net periodic pension cost (income)	$(863)	$(1,168)	$1,661	$3,042	$194	$96
The Company classifies the non-service components of net periodic pension cost (income) within other income, net, in the condensed consolidated statements of operations. Non-service components include interest costs, expected return on plan assets, amortization of net (gain) loss and prior service benefit and other curtailment or settlement costs.
During 2024, the Company settled certain obligations of international defined benefit plans in Latin America, which resulted in immaterial settlement costs in the three months ended March 31, 2024. For the three months ended March 31, 2023, the Company settled certain obligations of international defined benefit plans in Costa Rica. The settlements resulted in a cash payment and expense of $1.6
Plan Contributions and Estimated Future Benefit Payments
During the three months ended March 31, 2024, Dole contributed $0.6 million to its defined benefit plans and made benefit payments of $4.2 million directly to participants. Dole expects to make further contributions of approximately $3.5 million to its defined benefit plans and $12.6 million of benefit payments directly to participants during the remainder of 2024. Dole also intends to make any additional unforeseen contributions that will satisfy minimum funding requirements. Future contributions to the defined benefit plans in excess of the minimum funding requirements are voluntary and may change depending on Dole’s operating performance or at management’s discretion.